INCOME TAX (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
The Company and its Israeli subsidiaries	$ 17,296	$ 20,060	$ 19,680
Non-Israeli subsidiaries	20,706	17,629	8,184
Income before income tax	$ 38,002	$ 37,689	$ 27,864